Consolidated Statements Of Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 KRW (₩) ₩ / shares	Dec. 31, 2015 KRW (₩) ₩ / shares
Statement Of Comprehensive Income Abstract [Abstract]
Interest income	₩ 11,382,452,000,000	$ 10,663,518	₩ 10,021,882,000,000	₩ 10,375,823,000,000
Interest expense	(3,672,443,000,000)	(3,440,486)	(3,619,353,000,000)	(4,172,624,000,000)
Net interest income	7,710,009,000,000	7,223,032	6,402,529,000,000	6,203,199,000,000
Fee And Commission Income	3,988,250,000,000	3,736,346	3,150,877,000,000	2,971,095,000,000
Fee And Commission Expense	(1,938,226,000,000)	(1,815,805)	(1,565,985,000,000)	(1,436,112,000,000)
Net fee and commission income	2,050,024,000,000	1,920,541	1,584,892,000,000	1,534,983,000,000
Insurance income	8,970,992,000,000	8,404,369	1,201,352,000,000	1,373,373,000,000
Insurance expense	(8,377,282,000,000)	(7,848,159)	(1,319,155,000,000)	(1,478,987,000,000)
Net insurance income(expense)	593,710,000,000	556,210	(117,803,000,000)	(105,614,000,000)
Net gains(losses) on financial assets/liabilities at fair value through profit or loss	740,329,000,000	693,569	(8,768,000,000)	359,727,000,000
Net other operating income(expense)	(901,890,000,000)	(844,925)	(415,908,000,000)	(610,346,000,000)
General and administrative expenses	(5,628,664,000,000)	(5,273,148)	(5,228,711,000,000)	(4,523,584,000,000)
Operating profit before provision for credit losses	4,563,518,000,000	4,275,279	2,216,231,000,000	2,858,365,000,000
Provision For Credit Losses	(548,244,000,000)	(513,616)	(539,283,000,000)	(1,037,231,000,000)
Net operating profit	4,015,274,000,000	3,761,663	1,676,948,000,000	1,821,134,000,000
Share of profit of associates and joint ventures	84,274,000,000	78,951	280,838,000,000	203,097,000,000
Net other non-operating income(expense)	38,876,000,000	36,420	670,869,000,000	140,464,000,000
Net non-operating profit (loss)	123,150,000,000	115,371	951,707,000,000	343,561,000,000
Profit before income tax	4,138,424,000,000	3,877,034	2,628,655,000,000	2,164,695,000,000
Income tax expense	(794,963,000,000)	(744,752)	(438,475,000,000)	(437,389,000,000)
Profit for the year	3,343,461,000,000	3,132,282	2,190,180,000,000	1,727,306,000,000
Items that will not be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	22,605,000,000	21,177	12,671,000,000	(22,906,000,000)
Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method That Will Not Be Reclassified To Profit Or Loss Net Of Tax	(145,000,000)	(136)	3,623,000,000	402,000,000
Items that will not be reclassified to profit or loss (Sub Total)	22,460,000,000	21,041	16,294,000,000	(22,504,000,000)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(110,037,000,000)	(103,086)	20,148,000,000	45,143,000,000
Change in value of financial investments	89,117,000,000	83,488	(47,871,000,000)	(28,969,000,000)
Shares of other comprehensive income of associates and joint ventures	100,880,000,000	94,508	(10,716,000,000)	(180,000,000)
Cash flow hedges	20,959,000,000	19,635	4,303,000,000	725,000,000
Gains(losses) on hedges of a net investment in a foreign operation	26,614,000,000	24,933	(7,095,000,000)	(25,477,000,000)
Other comprehensive income of separate account	(13,767,000,000)	(12,897)	0	0
Items that may be reclassified subsequently to profit or loss(Sub Total)	113,766,000,000	106,581	(41,231,000,000)	(8,758,000,000)
Other comprehensive income(loss) for the year, net of tax	136,226,000,000	127,622	(24,937,000,000)	(31,262,000,000)
Total comprehensive income for the year	3,479,687,000,000	3,259,904	2,165,243,000,000	1,696,044,000,000
Profit attributable to
Shareholders of the parent company	3,311,438,000,000	3,102,282	2,143,744,000,000	1,698,318,000,000
Non-controlling interests	32,023,000,000	30,000	46,436,000,000	28,988,000,000
Profit attributable (Sub Total)	3,343,461,000,000	3,132,282	2,190,180,000,000	1,727,306,000,000
Total comprehensive income for the year attributable to
Shareholders of the parent company	3,445,285,000,000	3,227,675	2,118,829,000,000	1,666,883,000,000
Non-controlling interests	34,402,000,000	32,229	46,414,000,000	29,161,000,000
Total comprehensive income for the year	₩ 3,479,687,000,000	$ 3,259,904	₩ 2,165,243,000,000	₩ 1,696,044,000,000
Earnings Per Share
Basic earnings per share | (per share)	₩ 8,305	$ 7.78	₩ 5,588	₩ 4,396
Diluted earnings per share | (per share)	₩ 8,257	$ 7.74	₩ 5,559	₩ 4,376